Commitments (Details) $ in Thousands	Dec. 31, 2022 CAD ($)
Commitments
Purchase obligations	$ 4,593
Capital commitments	33,715
Total commitments	38,308
Less than 1 year
Commitments
Purchase obligations	4,593
Capital commitments	13,910
Total commitments	18,503
1-2 years
Commitments
Capital commitments	19,282
Total commitments	$ 19,282